CANADA EMERGENCY WAGE SUBSIDY (Narrative) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Emergency Wage Subsidy [Abstract]
Amount of subsidies recorded	$ 5,322
Subsidies recognized as a reduction of employment costs	5,260
Subsidies related to eligible costs incurred in connection with development of software	62
Proceeds received from subsidies	4,863
Subsidies receivable	$ 459